Accrued Expenses and Other Current Liabilities - Summary of Accrued Liabilities and Other Liabilities Disclosure Current (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Advance from shippers and truckers	[1]	¥ 434,512		¥ 533,158
Salaries and welfare payables		334,587		274,216
Deposit from truckers for value added services		28,574		23,185
Accrued rental and other service fees		108,120		90,550
Accrual for purchase of property and equipment		127,486		74,472
Proceeds prepaid by investors of certain subsidiaries		43,387		100,000
Contingent consideration in relation to business combination		43,000		0
Others		91,613		46,177
Total		¥ 1,211,279	$ 173,211	¥ 1,141,758

[1]	Representing the refundable prepayments from shippers and truckers for future shipping arrangements under freight brokerage service and other valued-added service.